Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
LEASES
27.	LEASES

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

IFRS16 was adopted 1 January 2019 without restatement of comparative figures. For an explanation of the transitional requirements that were applied as at I January 2019, see Note 4. The following policies apply subsequent to the date of initial application, 1 January 2019.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have any short term leases or leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment (see Note 12).

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the course of 2019, the Group sublet one of its office spaces. This has been recognised as a writeback of the associated right of use asset and the recognition of a finance lease receivable for the value of the sublease.

Right-of-use assets	31 Dec 2020
$000
At 1 January 2020	433
Additions	-
Depreciation	(91)
Finance lease receivable
Loss on disposal
Foreign exchange movements

342

Lease Liabilities	31 Dec 2020
$000
At 1 January 2019	820
Additions	-
Interest expense	18
Lease payments	(321)
Exchange differences	(38)

555

Lease liabilities are presented in the statement of financial; position as follows:

	31 Dec 2020	1 Jan 2019
	$000	$000
Current	265	279
Non-current	290	541

	555	820

The lease liabilities are secured by the related underlying assets. Future minimum lease payments as at 31 December 2020 were as follows:

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
31 December 2020
Lease payments	280	101	202	-	583
Finance Charges	(14)	(8)	(7)	-	(29)
Net Present Values	266	93	195		554

The total cash outflow for leases in the year to 1 December 2020 was $206,703.